Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-36896
Entity Registrant Name	CHAINCE DIGITAL HOLDINGS INC.
Entity Central Index Key	0001527762
Entity Address, Address Line One	1251 Avenue of the Americas, Fl 41,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020